RELATED PARTIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to legacy Nerdy holders	$ 0	$ 841	$ 0
Potential tax receivable agreement liability	$ 98,116
TRA Holders | Tax Receivable Agreement
Related Party Transaction [Line Items]
Net cash savings percentage	85.00%	85.00%
Remaining net cash savings percentage	15.00%	15.00%
Cash paid to TRA Holders at Closing of Reverse Recapitalization	$ 331,808	$ 331,808
Potential tax receivable agreement liability		$ 96,823
Assumption, price per share at closing of reverse recapitalization (in dollars per share)	$ 10	$ 10
Assumption, federal income tax rate at closing of reverse recapitalization	21.00%	21.00%
Assumption, state income tax rate	3.60%	3.60%
Deferred tax asset recognized if all units are exchanged	$ 143,741	$ 126,826
Tax receivable agreement liability recognized in exchange	$ 122,180	$ 107,802
Assumption, price per share in exchange (in dollars per share)	$ 5.09	$ 4.5
Assumption, federal income tax rate at time of exchange	24.60%	24.60%